Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 20	$ 45
Trade receivables, net of provision of $3,263 and $3,263 for 2015 and 2014, respectively.	$ 206	594
Due from related party		433
Inventories	$ 476	166
Deferred charges - current portion	8	16
Prepayments and other	515	$ 664
Guarantee Deposit	164
Other Current Assets	25	$ 25
Total current assets	1,413	1,943
Vessels, net	17,305	62,310
Leased vessel, net	7,000	11,826
Total non-current assets	17,305	62,310
Total assets	18,718	64,253
CURRENT LIABILITIES:
Accounts payable	7,715	8,444
Convertible notes, net	930	166
Accrued liabilities	$ 5,946	4,588
Unearned revenue		$ 52
Due to related party	$ 713
Put option liability	$ 2,575
Lease - current portion		$ 1,944
Bank loans - current portion	$ 17,598	17,598
Total current liabilities	$ 35,478	32,792
LONG - TERM LIABILITIES:
Lease - net of current portion		6,457
Total long - term liabilities		6,457
Total liabilities	$ 35,478	$ 39,249
Commitments and Contingencies
SHAREHOLDERS' (DEFICIT) EQUITY:
Preferred Stock, $0.001 par value; 5,000,000 shares authorized, Series D Convertible Preferred Stock, $0.001 par value, 250,000 shares designated, 8,160 issued and outstanding at December 31, 2015 and December 31, 2014.
Common stock, $0.001 par value; 750,000,000 shares authorized, 18,629 and 25 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively.
Additional paid-in capital	$ 221,114	$ 209,931
Accumulated deficit	(237,874)	(184,927)
Total shareholders' (deficit) equity	(14,185)	25,004
Total liabilities and shareholders' (deficit) equity	$ 18,718	$ 64,253